Equity Method Investments, Net (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments, Net [Abstract]
Schedule of Equity Method Investments, Net
Amount
RMB
Balance as of December 31, 2024	162,761
Additions	923
Share of results	(615)
Changes of equity ownership	105
Balance as of June 30, 2025	163,174

Balance as of December 31, 2025	118,397
Share of results	(180)
Impairment losses	(20,080)
Changes of equity ownership	(923)
Currency translation difference	17
Balance as of June 30, 2026	97,231

Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships
	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitments (Note 21)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2025 and June 30, 2026	357,219	86,331	443,550

Schedule of Effective Interests to the Equity Method Investees	The Group’s effective interests to the limited partnerships as of December 31, 2025 and June 30, 2026 are as below:
	As of December 31,	As of June 30,
	2025	2026
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Jiushen	12%	12%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”)	26%	26%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”)	40%	40%
Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”)	10%	10%
Ningbo Chunyu Management Limited Partnership (“Chunyu”)	89.95%	89.95%

Name of other equity method investees
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”)	30%	30%
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”)	32%	32%
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) (Note (a))	25.5%	25.5%
Duo Concierge lnc. (“Duo Concierge”) (Note (b))	20%	Not applicable

(a)	Shanghai Youxi was a subsidiary of the Group. In March 2025, the Group reduced its shareholding in Shanghai Youxi to 25.5% and only has ability to exercise significant influence over its financial and operating policies accounting for 25.5% of its total equity.

(b)	Duo Concierge was incorporated in the United States in November 2024. The Group does not have controlling financial interests over Duo Concierge, but has ability to exercise significant influence over its financial and operating policies accounting for 20% of its total equity. In April 2026, the Group further acquired the remaining 80% equity interests in Duo Concierge to achieve control, and it became a wholly-owned subsidiary of the Group.

Schedule of Movements of Equity Method Investments

During the six months ended June 30, 2025 and 2026, the details of the movements of equity method investments are summarized below:

	For the Six Months Ended June 30,
	2025		2026
Name of other equity method investees	Capital Investments	Changes of equity ownership	Currency translation difference	Changes of equity ownership
	RMB	RMB	RMB	RMB
Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) (Note 20)	—	(150)	—	—
Shanghai Youxi (Note 11(a))	—	255	—	—
Duo Concierge (Note 11(b))	923	—	17	(923)
Total	923	105	17	(923)

Schedule of Unaudited Financial Information for these Equity Method Investees

Summary of consolidated unaudited financial information for these equity method investees as of December 31, 2025 and June 30, 2026, and for the six months ended June 30, 2025 and 2026 are presented below:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Balance sheet data:
Current assets	265,059	262,190
Non-current assets	100,743	97,142
Total assets	365,802	359,332

Current liabilities	61,731	60,825
Total liabilities	61,731	60,825

Shareholders’ equity	304,071	298,507
Total liabilities and shareholders’ equity	365,802	359,332

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Operation results data:
Revenue	2,541	1,758
Operating loss	(4,600)	(2,062)
Net loss	(4,225)	(2,081)